Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,361	£ 1,594
Work in progress	2,683	2,449
Finished goods	1,625	1,455
Inventories	£ 5,669	£ 5,498